Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM ASSOCIATES FUNDS TRUSTS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2012
State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BALANCED FUND (STFBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Associates’ Funds Trust Balanced Fund (the “Fund” or the “Balanced Fund”) seeks long-term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentageof the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in common stocks and bonds in varying proportions according to prevailing market conditions and the judgment of State Farm Investment Management Corp. (the “Manager”), investment adviser to the Fund. Under normal market conditions, the Fund invests approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund invests in common stocks that the Manager believes have the potential for long-term capital gain. The income provided by common stocks is usually incidental to their selection. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund’s common stock investments are in companies with market capitalizations of at least $1.5 billion at the time of investment.
     The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities, including investment grade bonds issued by U.S. companies and U.S. government and agency obligations. The Fund invests in bonds to provide relative stability of principal and income. Under most circumstances, the Fund’s investments in bonds are primarily in intermediate or long-term investment grade securities. Although usually the majority of the Fund’s assets are invested in common stocks, the Fund may, for a time, choose to invest as much as 75% of its total assets in fixed income securities, including short-term securities.
     The Fund generally keeps its investments as long as the Manager believes that they still are generating appropriate income (for bonds) or have the potential, over the long-term, to generate capital gain or growth in income (for common stocks). In making investment decisions on specific securities, the Manager analyzes long-term industry conditions, management capabilities, and financial solvency.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund usually invests a majority of its assets in common stocks which are subject to market risk. Stock prices may fluctuate widely over short or extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund’s net asset value, yield and total return. The Fund also is subject to management risk, which is the risk the Manager’s assessment of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
     The Fund’s investments in bonds are subject to interest rate risk, credit risk, inflation risk and management risk.
     Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money. Management risk is the risk the Manager’s assessment of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to market indices. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Balanced Fund is available at http://www.statefarm.com/FFS/associate-balanced.pdf or by calling 1-800-447-0740.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-0740
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/FFS/associate-balanced.pdf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the last 10 years were: Best quarter: 8.67%, during the second quarter of 2003. Worst quarter: -7.34%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows certain Average Annual Total Returns on an investment in the Fund compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2011. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
After 1 Year	rr_ExpenseExampleYear01	14
After 3 Years	rr_ExpenseExampleYear03	45
After 5 Years	rr_ExpenseExampleYear05	79
After 10 Years	rr_ExpenseExampleYear10	179
2002	rr_AnnualReturn2002	(7.64%)
2003	rr_AnnualReturn2003	18.43%
2004	rr_AnnualReturn2004	7.42%
2005	rr_AnnualReturn2005	3.67%
2006	rr_AnnualReturn2006	13.00%
2007	rr_AnnualReturn2007	11.44%
2008	rr_AnnualReturn2008	(16.18%)
2009	rr_AnnualReturn2009	13.70%
2010	rr_AnnualReturn2010	8.23%
2011	rr_AnnualReturn2011	2.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.34%)
Return Before Taxes | State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Year	rr_AverageAnnualReturnYear05	3.43%
10 Year	rr_AverageAnnualReturnYear10	5.00%
Return After Taxes on Distributions | State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Year	rr_AverageAnnualReturnYear05	2.50%
10 Year	rr_AverageAnnualReturnYear10	4.06%
Return After Taxes on Distributions & Sale of Fund Shares | State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Year	rr_AverageAnnualReturnYear05	2.55%
10 Year	rr_AverageAnnualReturnYear10	3.88%
S&P 500 Index (reflects no deduction for expenses or taxes) | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	(0.25%)
10 Year	rr_AverageAnnualReturnYear10	2.92%
Barclays Capital Intermediate Gov/Credit Index (reflects no deduction for expenses or taxes) | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Year	rr_AverageAnnualReturnYear05	5.88%
10 Year	rr_AverageAnnualReturnYear10	5.20%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.